BNY Mellon Sustainable U.S. Equity Fund, Inc.
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5%
Banks — 6.0%
Bank of America Corp.	118,223	5,891,052
Fifth Third Bancorp	73,986	3,660,087
First Horizon Corp.	336,498	8,005,288
JPMorgan Chase & Co.	39,750	11,936,925
		29,493,352
Capital Goods — 13.2%
AECOM	59,244	5,804,727
Carrier Global Corp.	74,922	4,824,977
Emerson Electric Co.	46,948	7,077,411
GE Vernova, Inc.	13,566	11,851,258
Howmet Aerospace, Inc.	35,497	9,319,027
Hubbell, Inc.	19,093	9,768,551
Ingersoll Rand, Inc.	105,685	9,949,186
Trane Technologies PLC	14,340	6,629,669
		65,224,806
Commercial & Professional Services — 2.2%
Veralto Corp.	51,786	5,045,510
Waste Management, Inc.	25,226	6,075,430
		11,120,940
Consumer Discretionary Distribution & Retail — 4.1%
Amazon.com, Inc.(a)	96,112	20,183,520
Consumer Staples Distribution & Retail — 5.0%
Costco Wholesale Corp.	12,589	12,724,835
Walmart, Inc.	94,063	12,035,361
		24,760,196
Financial Services — 6.1%
CME Group, Inc.	26,029	8,316,265
Mastercard, Inc., Cl. A	18,008	9,313,918
The Goldman Sachs Group, Inc.	14,373	12,354,600
		29,984,783
Food, Beverage & Tobacco — 1.2%
Darling Ingredients, Inc.(a)	116,060	6,169,750
Health Care Equipment & Services — 6.3%
Alcon AG	50,401	4,393,959
Boston Scientific Corp.(a)	112,955	8,680,592
Edwards Lifesciences Corp.(a)	67,766	5,859,726
IDEXX Laboratories, Inc.(a)	8,602	5,649,191
UnitedHealth Group, Inc.	22,966	6,735,239
		31,318,707
Household & Personal Products — 1.6%
The Estee Lauder Companies, Inc., Cl. A	71,806	7,860,603
Insurance — 2.4%
Aon PLC, Cl. A	16,110	5,404,422
Assurant, Inc.	27,270	6,260,919
		11,665,341
Materials — 3.5%
Crown Holdings, Inc.	51,798	5,936,051

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Materials — 3.5% (continued)
International Paper Co.	124,333	5,414,702
Linde PLC	11,323	5,752,990
		17,103,743
Media & Entertainment — 5.4%
Alphabet, Inc., Cl. A	84,937	26,479,959
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
AbbVie, Inc.	35,514	8,242,089
Gilead Sciences, Inc.	56,774	8,456,487
Thermo Fisher Scientific, Inc.	13,968	7,278,865
		23,977,441
Semiconductors & Semiconductor Equipment — 14.7%
Micron Technology, Inc.	30,739	12,675,841
NVIDIA Corp.	254,793	45,146,772
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,209	6,446,147
Texas Instruments, Inc.	37,789	8,015,425
		72,284,185
Software & Services — 9.7%
Bentley Systems, Inc., Cl. B	93,446	3,415,451
Intuit, Inc.	11,834	4,840,461
Microsoft Corp.	75,044	29,472,780
Oracle Corp.	15,567	2,263,442
ServiceNow, Inc.(a)	32,363	3,495,528
Synopsys, Inc.(a)	10,694	4,427,316
		47,914,978
Technology Hardware & Equipment — 8.5%
Apple, Inc.	128,346	33,906,446
TE Connectivity PLC	34,491	7,938,104
		41,844,550
Utilities — 3.7%
Constellation Energy Corp.	29,068	9,588,952
NextEra Energy, Inc.	90,876	8,521,442
		18,110,394
Total Equity Securities - Common Stocks (cost $268,650,214)		485,497,248

	1-Day Yield (%)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,769,885)	3.72	1,769,885	1,769,885
Total Investments (cost $270,420,099)		98.9%	487,267,133
Cash and Receivables (Net)		1.1%	5,464,872
Net Assets		100.0%	492,732,005

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Sustainable U.S. Equity Fund, Inc.
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	485,497,248	—	—	485,497,248
Investment Companies	1,769,885	—	—	1,769,885
	487,267,133	—	—	487,267,133

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At February 28, 2026, accumulated net unrealized appreciation on investments was $216,847,034, consisting of $232,223,467 gross unrealized appreciation and $15,376,433 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.